Revenue, Accounts Receivable, net and Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Accounts Receivable and Provision for Credit Losses [Abstract]
Total revenues	$ 84,172	$ 87,445	$ 108,938
Accounts receivable, net	6,293	5,810
Deferred revenue	0	930
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Maximum loss if charterers failed to perform	2,126	1,108
EU allowances liability	1,077	789
EU allowances	198	0
EU allowances received from charterers	86
Revenues [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
EU allowances, revenue	1,077	762
Voyage Expenses [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
EU allowances expensed	1,077	789
Accounts Receivable [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
EU allowances that have not been collected	952	762
Time Charters [Member]
Revenue, Accounts Receivable and Provision for Credit Losses [Abstract]
Revenues	70,607	63,085	57,975
Accounts receivable, net	5,220	2,063
Deferred revenue	0	930
Pool Arrangements [Member]
Revenue, Accounts Receivable and Provision for Credit Losses [Abstract]
Revenues	11,211	23,378	48,332
Accounts receivable, net	923	2,845
Voyage Charters [Member]
Revenue, Accounts Receivable and Provision for Credit Losses [Abstract]
Revenues	2,354	982	$ 2,631
Accounts receivable, net	150	902
Contract assets	$ 0	$ 0
Revenues [Member] | Customer Concentration Risk [Member] | Charterer A [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	18.00%	16.00%	11.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer B [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	14.00%	26.00%	28.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer C [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	16.00%	16.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer D [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	11.00%	0.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer E [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	0.00%	0.00%	13.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer F [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	12.00%	0.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer G [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	13.00%	22.00%	32.00%